Depreciation Amortization and Impairment by Per Function	12 Months Ended
Dec. 31, 2025
Depreciation and amortisation expense [abstract]
Depreciation Amortization and Impairment by Per Function

6. Depreciation, amortization and impairment by function

	2025
	Property, plant and equipment	Right-of-use assets	Intangible assets	Total
Cost of goods sold	(31,200)	(5,710)	—	(36,910)
Research and development expenses	(1,658)	(497)	(236)	(2,391)
Selling, general and administrative expenses	(1,013)	(5,147)	(3,849)	(10,009)
Total depreciation/amortization/impairment by function	(33,871)	(11,354)	(4,085)	(49,310)

	2024
	Property, plant and equipment	Right-of-use assets	Intangible assets	Total
Cost of goods sold	(31,819)	(6,868)	—	(38,687)
Research and development expenses	(1,390)	(437)	(185)	(2,012)
Selling, general and administrative expenses	(819)	(4,542)	(3,906)	(9,267)
Total depreciation/amortization/impairment by function(1)	(34,028)	(11,847)	(4,091)	(49,966)

(1)
The impairment related to discontinued construction and of certain production facilities and closure of production facility is included in Other operating income and (expenses), net in the consolidated statement of operations. Refer to Note 15 “Property, plant and equipment” and Note 16 “Leases” for further details.

	2023
	Property, plant and equipment	Right-of-use assets	Intangible assets	Total
Cost of goods sold	(30,868)	(7,970)	—	(38,838)
Research and development expenses	(1,060)	(323)	(124)	(1,507)
Selling, general and administrative expenses	(1,100)	(5,208)	(5,221)	(11,529)
Total depreciation/amortization/impairment by function(1)	(33,028)	(13,501)	(5,345)	(51,874)

(1)
The impairment related to discontinued construction of certain production facilities is included in Other operating income and (expenses), net in the consolidated statement of operations. Refer to Note 15 “Property, plant and equipment” and Note 16 “Leases” for further details.